Convertible Promissory Note Derivative Liability (Tables)	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Convertible Promissory Note Derivative Liability

The inputs into the binomial models are as follows:

	March 1, 2019	June 30, 2019	September 30, 2019
Closing share price	$90.00	$69.00	$3.10
Conversion price	$36.40	$28.40	$1.80
Risk free rate	2.55%	2.00%	2.00%
Expected volatility	403%	407%	317%
Dividend yield	0%	0%	0%
Expected life	1.51 years	1.18 years	0.92 years